Report of Directors Financial Review Risk Report - Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’ (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	£ 284,041	£ 308,255
Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	82,666	75,491
Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	769	13,345
Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	14,521	14,371
Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	115	8,103
Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	12,226	8,861
Gross carrying/nominal amount | Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	460,163	492,696
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	83,524	76,579
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	772	13,409
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	104	10,916
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	482	2,362
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	186	131
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	14,524	14,372
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	115	8,103
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	98,048	90,951
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	887	21,512
Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	98,935	112,463
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(947)	(1,240)
Allowance for ECL | Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(925)	(1,217)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(858)	(1,088)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(3)	(64)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0	(61)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(3)	(3)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(3)	(1)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	(861)	(1,089)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(3)	(64)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(864)	(1,153)
French Life Insurance Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0
French Life Insurance Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0
French Life Insurance Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	0
French Life Insurance Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	0
French Life Insurance Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	115
French Life Insurance Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	115
French Life Insurance Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0
French Life Insurance Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0
French Life Insurance Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	0
French Life Insurance Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	0
French Life Insurance Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0
French Life Insurance Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0
Business in South Africa | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	526
Business in South Africa | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0
Business in South Africa | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	467
Business in South Africa | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	59
Business in South Africa | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0
Business in South Africa | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	526
Business in South Africa | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(3)
Business in South Africa | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0
Business in South Africa | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	(3)
Business in South Africa | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	0
Business in South Africa | Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0
Business in South Africa | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(3)
German Private Banking Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	246
German Private Banking Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	104
German Private Banking Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	15
German Private Banking Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	127
German Private Banking Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0
German Private Banking Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	246
German Private Banking Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0
German Private Banking Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets	0
German Private Banking Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets	0
German Private Banking Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets	0
German Private Banking Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0
German Private Banking Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	0
France Retail Banking Business | Loans and advances to customers at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	£ 5,500	6,200
France Retail Banking Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets		13,319
France Retail Banking Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets		10,916
France Retail Banking Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets		2,362
France Retail Banking Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets		41
France Retail Banking Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets		8,103
France Retail Banking Business | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets		21,422
France Retail Banking Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets		(64)
France Retail Banking Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets		(61)
France Retail Banking Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets		(3)
France Retail Banking Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets		0
France Retail Banking Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets		0
France Retail Banking Business | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets		(64)
Other | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets		90
Other | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets		0
Other | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets		0
Other | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets		90
Other | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets		0
Other | Gross carrying/nominal amount | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets		90
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets		0
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – personal
Disclosure of credit risk exposure [line items]
Financial assets		0
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – corporate and commercial
Disclosure of credit risk exposure [line items]
Financial assets		0
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers at amortised cost | Discontinued operations | – financial
Disclosure of credit risk exposure [line items]
Financial assets		0
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to banks at amortised cost | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets		0
Other | Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets		£ 0